Finance Cost and Income - Summary of Finance Income Included in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Finance Income [abstract]
Interest income	$ 333	$ 287	$ 561
Hyperinflation monetary adjustments	46
Other financial income	61	91	91
Finance income, excluding exceptional items	440	378	652
Exceptional finance income			166
Finance income	$ 440	$ 378	$ 818